Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment shares	Dec. 31, 2021 USD ($)
Deferred revenue	$ 5,659,000	$ 3,610,000
Number of operating segments | Segment	1
Concentration risk, credit risk off balance sheet amount	$ 0	0
Business acquisition, transaction costs	9,200,000	11,000,000
Deferred financing costs	2,800,000
Amortization expense for deferred financing costs	700,000
Derivative warrant liabilities	11,000
Change in fair value of derivative warrant liabilities	$ 78,000
Common Stock Warrants [Member]
Class of Warrant or Right, Outstanding | shares	4,321
Minimum [Member] | Laboratory Equipment [Member]
Property plant and equipment useful life	2 years
Minimum [Member] | Furniture and Fixtures [Member]
Property plant and equipment useful life	2 years
Minimum [Member] | Office Equipment [Member]
Property plant and equipment useful life	2 years
Minimum [Member] | Software Development [Member]
Property plant and equipment useful life	2 years
Maximum [Member] | Laboratory Equipment [Member]
Property plant and equipment useful life	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property plant and equipment useful life	5 years
Maximum [Member] | Office Equipment [Member]
Property plant and equipment useful life	5 years
Maximum [Member] | Software Development [Member]
Property plant and equipment useful life	5 years
Prepaid Expenses and Other Current Assets [Member]
Deferred transaction costs		$ 500,000